Segment Information - Schedule of Group’s Gross Written Premiums Based on the Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	$ 700,146	$ 688,678	$ 581,983
Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	31,555	33,312	32,700
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	78,373	71,685	54,697
Australasia
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	19,304	20,286	19,478
Caribbean Islands
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	27,610	27,904	30,446
Central America
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	24,900	26,740	25,338
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	86,737	83,614	51,746
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	69,861	62,708	58,906
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	118,145	89,610	61,661
South America
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	19,389	21,671	20,706
UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	170,878	195,504	190,019
Worldwide
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross written premiums	$ 53,394	$ 55,644	$ 36,286